Parent Company Financial Information (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ 18,110,000	$ (16,268,000)	$ 6,323,000
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loan losses	10,500,000	49,394,000	30,500,000
Provision for loss on real estate owned	4,265,000	11,383,000	2,649,000
Loss from investment in LLCs	257,000	126,000	128,000
Impairment loss on investment in LLCs	200,000	0	3,126,000
Net cash provided by (used in) operating activities	(5,693,000)	107,223,000	(73,990,000)
Cash flows from investing activities:
Principal repayments of loans receivable	245,162,000	171,928,000	225,700,000
Investment in LLC	(5,000)	(1,000)	(7,000)
Net cash provided by investing activities	47,999,000	47,653,000	153,902,000
Cash flows from financing activities:
Cash dividends paid	0	0	(3,540,000)
Net cash used in financing activities	(38,620,000)	(163,879,000)	(129,129,000)
Net increase (decrease) in cash and cash equivalents	3,686,000	(9,003,000)	(49,217,000)
Cash and cash equivalents at beginning of year	5,030,000	14,033,000	63,250,000
Cash and cash equivalents at end of year	8,716,000	5,030,000	14,033,000
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)	18,110,000	(16,268,000)	6,323,000
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loan losses	0	68,000	0
Provision for loss on real estate owned	(25,000)	(37,000)	(70,000)
Loss from investment in LLCs	257,000	126,000	128,000
Impairment loss on investment in LLCs	200,000	0	3,126,000
Equity in undistributed earnings of subsidiary	(18,835,000)	15,801,000	(4,659,000)
Change in income taxes receivable	(330,000)	(40,000)	(1,278,000)
Change in accrued interest payable	143,000	(11,000)	0
Other	297,000	(537,000)	(161,000)
Net cash provided by (used in) operating activities	(183,000)	(898,000)	3,409,000
Cash flows from investing activities:
Principal repayments of loans receivable	0	630,000	26,000
Investment in LLC	(5,000)	(1,000)	(7,000)
Net cash provided by investing activities	(5,000)	629,000	19,000
Cash flows from financing activities:
Cash dividends paid	0	0	(3,540,000)
Change in escrows	0	36,000	0
Net cash used in financing activities	0	(36,000)	(3,540,000)
Net increase (decrease) in cash and cash equivalents	(188,000)	(305,000)	(112,000)
Cash and cash equivalents at beginning of year	1,755,000	2,060,000	2,172,000
Cash and cash equivalents at end of year	$ 1,567,000	$ 1,755,000	$ 2,060,000